The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2021, is shown as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts		R$ 825
Income tax and social contribution on cash flow hedge accounting		(280)
Fair Value of cash flow accounting - Platts, net		R$ 545
Movement [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	R$ 26,903
Income tax and social contribution on cash flow hedge accounting	(9,148)
Fair Value of cash flow accounting - Platts, net	17,755
Realization [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	(27,728)
Income tax and social contribution on cash flow hedge accounting	9,428
Fair Value of cash flow accounting - Platts, net	R$ (18,300)